SCHEDULE OF STOCK OPTION TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of Shares, Outstanding at Beginning of Year	966,072	300,000
Weighted-Average Exercise Price. Outstanding at Beginning of Year	$ 102.75	$ 4.32
Options Granted, Shares		801,429
Weighted-Average Exercise Price, Options Granted		$ 131.14
Options Exercised, Shares
Weighted-Average Exercise Price, Options Exercised
Options Forfeited or Cancelled, Shares	(1,786)	(135,357)
Weighted-Average Exercise Price, Options Forfeited or Cancelled	$ 14.70	$ 54.20
Number of Shares, Outstanding at Ending of Year	964,286	966,072	300,000
Weighted-Average Exercise Price, Outstanding at Ending of Year	$ 102.91	$ 102.75	$ 4.32
Options Vested or Expected to Vest and Exercisable at Year-End		219,643
Weighted-Average Exercise Price, Options Vested or Expected to Vest and Exercisable at Year-End		$ 4.90
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 6 months	9 years	8 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding at Beginning of Year		$ 1.0
Aggregate Intrinsic Value, Outstanding at Ending of Year			$ 1.0
Options Exercisable, Shares	386,429
Weighted-Average Exercise Price, Outstanding at Beginning of Year	$ 28.35
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 1 month 6 days
Aggregate Intrinsic Value, Options Exercisable			$ 1.0